MINERAL INTERESTS (Tables) - Key Mining Corp [Member]	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MINERAL INTERESTS

The Company’s mineral interests at December 31, 2025 and December 31, 2024 are as follows:

	December 31 2025	December 31 2024
Chile
Cerro Blanco	$2,216,568	$2,216,568
Ivan	100,000	100,000
US
Bell Copper	-	325,000
Soldier Creek	-	61,643
Crystal Mountain	297,066	297,066
Fire Claims	300,000	-
	$2,913,634	$3,000,277

SCHEDULE OF CONSIDERATION ASSOCIATED WITH ACQUISITION

The total consideration associated with acquisition has been provisionally allocated to the acquired net assets based on their estimated fair values on the acquisition date as follows:

Cash	$42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
$2,432,500

SCHEDULE OF FAIR VALUE OF WARRANT
Unit Price	$0.25
Exercise Price	$0.45
Term	5 years
Volatility based on peer companies historical volatility	152.6%
Risk-free interest rate	3.27%

SCHEDULE OF VALUATION ASSUMPTIONS

Unit Price	$0.139	0.139	0.139
Exercise Price	$1.25	2.50	1.35
Term	5 years	5 years	3 years
Volatility based on peer companies historical volatility	162.14%	162.14%	122.06%
Risk-free interest rate	4.4%	4.4%	4.63%
Estimated fair value per option	$.1156	.1086	.0494
Fair value	$57,800	54,300	2,470

SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY

		Weighted Avg Price	Weighted Avg Life
December 31, 2023	14,526,880	$0.40	4.31
Issued for:
Private placement of units	-
Placement agent - commission	-
Exercised	-
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.31
Issued for:
Private placement of units	6,146,166	0.45	3.87
Placement agent - commission	1,555,500	0.25	9.32
Exercised
Forfeited or Expired	-
December 31, 2025	22,228,546	$0.40	4.54

SCHEDULE OF STOCK OPTION ACTIVITY

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2023	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2025	5,850,000	$0.58	2.69
Vested and exercisable at December 31, 2025	5,850,000	$0.58	2.69